Fair Value Measurements (Details) - Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model - Forward Purchase Agreement Asset [Member]	Mar. 31, 2024	Dec. 31, 2023
Rik-free rate [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	4.5%	4%
Underlying stock price [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	$0.43	$1.50
Expected volatility [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	92.7%	75%
Term [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	2.73 years	2.98 years
Dividend yield [Member]
Schedule of the Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Forward Purchase Agreement Asset Input	0%	0%